Right of use assets, net and lease liability - As Lessor (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of finance lease payments receivable [line items]
Operating lease commitments by lessor	$ 902,692	$ 1,026,727	$ 1,316,009
Contingent rental income	335,892	197,439	136,181
2023
Disclosure of maturity analysis of finance lease payments receivable [line items]
Operating lease commitments by lessor	383,779	428,592	444,523
Later than one year and not later than five years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Operating lease commitments by lessor	407,156	477,409	753,230
Greater than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Operating lease commitments by lessor	$ 111,757	$ 120,726	$ 118,256